Fair values of financial assets and financial liabilities - Hierarchy (Details) - AUD ($) $ in Millions	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	$ 138,448
Quoted market prices (Level 1)
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	23,516
Valuation techniques (Market observable) (Level 2)
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	113,549
Valuation techniques (Non-market observable) (Level 3)
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	1,383
Recurring
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	138,072	$ 158,743	$ 170,461
Financial liabilities measured at fair value	68,087	70,196	104,282
Recurring | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	37,212	35,764	38,794
Recurring | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	3,857	4,649	10,500
Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	20,303	23,054	48,089
Recurring | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	5,639	5,333	6,295
Recurring | Life insurance liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	1,070	1,396	604
Recurring | Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	6
Recurring | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	20,928	40,667	26,280
Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	22,373	23,367	56,661
Recurring | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	90,938	90,555	84,678
Recurring | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	128	561	268
Recurring | Life insurance assets
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	3,416	3,593	2,574
Recurring | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	289
Recurring | Quoted market prices (Level 1)
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	23,516	26,718	21,189
Financial liabilities measured at fair value	256	430	275
Recurring | Quoted market prices (Level 1) | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	225	420	261
Recurring | Quoted market prices (Level 1) | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	31	10	14
Recurring | Quoted market prices (Level 1) | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	5,579	8,059	5,252
Recurring | Quoted market prices (Level 1) | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	26	10	17
Recurring | Quoted market prices (Level 1) | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	17,792	18,032	15,320
Recurring | Quoted market prices (Level 1) | Life insurance assets
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	119	617	600
Recurring | Valuation techniques (Market observable) (Level 2)
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	113,549	131,626	148,854
Financial liabilities measured at fair value	67,806	69,753	103,963
Recurring | Valuation techniques (Market observable) (Level 2) | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	37,212	35,764	38,794
Recurring | Valuation techniques (Market observable) (Level 2) | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	3,632	4,229	10,239
Recurring | Valuation techniques (Market observable) (Level 2) | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	20,253	23,031	48,031
Recurring | Valuation techniques (Market observable) (Level 2) | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	5,639	5,333	6,295
Recurring | Valuation techniques (Market observable) (Level 2) | Life insurance liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	1,070	1,396	604
Recurring | Valuation techniques (Market observable) (Level 2) | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	14,749	32,387	20,808
Recurring | Valuation techniques (Market observable) (Level 2) | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	22,335	23,353	56,620
Recurring | Valuation techniques (Market observable) (Level 2) | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	72,778	72,370	69,206
Recurring | Valuation techniques (Market observable) (Level 2) | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	108	540	246
Recurring | Valuation techniques (Market observable) (Level 2) | Life insurance assets
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	3,297	2,976	1,974
Recurring | Valuation techniques (Market observable) (Level 2) | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	282
Recurring | Valuation techniques (Non-market observable) (Level 3)
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	1,007	399	418
Financial liabilities measured at fair value	25	13	44
Recurring | Valuation techniques (Non-market observable) (Level 3) | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	19	13	44
Recurring | Valuation techniques (Non-market observable) (Level 3) | Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	6
Recurring | Valuation techniques (Non-market observable) (Level 3) | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	600	221	220
Recurring | Valuation techniques (Non-market observable) (Level 3) | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	12	4	24
Recurring | Valuation techniques (Non-market observable) (Level 3) | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	368	153	152
Recurring | Valuation techniques (Non-market observable) (Level 3) | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	20	$ 21	$ 22
Recurring | Valuation techniques (Non-market observable) (Level 3) | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	7
Non-recurring | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	376
Non-recurring | Valuation techniques (Non-market observable) (Level 3) | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	$ 376